Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information
Entity Registrant Name	PLAYERS NETWORK
Entity Central Index Key	0001037131
Document Type	S-1/A
Document Period End Date	Sep. 30, 2017
Amendment Flag	true
Amendment description	Amendment No. 1
Entity Filer Category	Smaller Reporting Company